Discontinued operations and assets and liabilities held for sale - Assets held for sale (Details) - EUR (€) € in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Discontinued operations and assets and liabilities held for sale
Non-current assets	€ 101,680	€ 108,048	€ 107,660
Current assets	32,222	26,305	24,131
Assets held for sale		13,820	13,820
Non-current liabilities	(47,724)	(38,103)	(37,980)
Current liabilities	24,560	28,202	28,025
Liabilities included in disposal groups classified as held for sale		€ (10,999)	(10,999)
Vodafone India (excluding interest in Indus Towers)
Discontinued operations and assets and liabilities held for sale
Non-current assets			10,927
Current assets			2,893
Assets held for sale			13,820
Non-current liabilities	(242)		(7,398)
Current liabilities			3,601
Liabilities included in disposal groups classified as held for sale	€ (242)		€ (10,999)